COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and contingencies (Note 5)
Note 5- COMMITMENTS AND CONTINGENCIES

NOTE 5 – COMMITMENTS AND CONTINGENCIES

The Company has committed to ICT Investments to sublease 18,000 square feet of manufacturing space with the monthly cost of $14,377 per month. The sub-lease commitment expires on October 20, 2021.  In October, the sublease was extended by 3 more years terminating on October 31, 2024.

NOTE 5 – COMMITMENTS AND CONTINGENCIES

The Company has committed to lease 18,000 SF of manufacturing space with the monthly cost of $14,377.50 per month. The lease commitment expires on October 20, 2021.